OTHER PAYABLE (Details Narrative) - Golden Star Acquisition Corporation [Member] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Service fees		$ 212,500	$ 150,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount payment	$ 425,000
Other payable		$ 106,250